SCHEDULE OF FAIR VALUE OF STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value at grant date (per option)	$ 5.09	$ 0.70
Volatility	105.49%	149.68%
Forfeiture rate	5.00%	5.00%
Option life (years)	8 years 8 months 1 day	5 years
Risk-free interest rate	3.19%	1.56%